Annual Total Returns- Invesco Treasury Portfolio (Institutional) [BarChart] - Institutional - Invesco Treasury Portfolio - Institutional Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.05%	0.03%	0.02%	0.02%	0.01%	0.03%	0.23%	0.76%	1.74%	2.07%